Trade Payables (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade Payables [Abstract]
Collateral pledged for settlement for credit card transactions	R$ 835,207	R$ 438,393
Average remuneration rate	1.12%	0.86%